Loans and Allowance for Loan Losses (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance at December 31, 2016	$ 3,273
New loans and new directors	3,419
Amounts collected	(250)
Balance at December 31, 2017	$ 6,442